FINANCING RECEIVABLES (Schedule of Reserve Activity for Credit Losses) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
FINANCING RECEIVABLES [Abstract]
Reserve for credit losses, beginning balance	$ 445	$ 305	$ 465
Provision for bad debts	(130)	140
Recoveries
Write-offs and other			(160)
Reserve for credit losses, ending balance	315	445	305
Collectively evaluated for impairment	5,595	6,107	6,225
Individually evaluated for impairment	945	719	905
Reserve for credit losses and minimum lease payments, ending balance	$ 6,540	$ 6,826	$ 7,130